INTANGIBLE ASSETS - CRYPTOCURRENCIES - Additional Information (Details) - item	1 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Number of bitcoin owned		376
Number of chia owned		107
Number of tether owned		1,527,595
Filecoin Mining
Number of bitcoin owned		110
Number of tether owned		1,500,000
Under Pledge | Filecoin Mining
Number of bitcoin owned	70
Released from pledge | Filecoin Mining
Number of bitcoin owned	40
Number of tether owned	1,500,000